Note 42 - Other operating income and expenses	12 Months Ended
Dec. 31, 2017
Other Operating Income and Expenses
Other Operating Income And Expenses

Other operating income and expense

The breakdown of the balance under the heading “Other operating income” in the accompanying consolidated income statements is as follows

Other operating income (Millions of euros)
	2017	2016	2015
Gains from sales of non-financial services	1,109	882	912
Of which: Real estate	884	588	668
Rest of other operating income	330	390	403
Of which: net profit from building leases	61	76	90
Total	1,439	1,272	1,315

The breakdown of the balance under the heading “Other operating expense” in the accompanying consolidated income statements is as follows

Other operating expense (Millions of euros)
	2017	2016	2015
Change in inventories	886	617	678
Of Which: Real estate	816	511	594
Rest of other operating expenses	1,337	1,511	1,607
Total	2,223	2,128	2,285